Vanguard® Global Capital Cycles Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Australia (3.1%)
[1]	BHP Group Ltd. ADR	344,972	23,106
	BHP Group Ltd.	677,588	22,642
			45,748
Austria (0.6%)
*,2	BAWAG Group AG	200,181	9,505
Brazil (2.4%)
	Vale SA Class B ADR	1,154,895	19,506
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,801,888	16,199
			35,705
Canada (15.2%)
	Barrick Gold Corp.	5,047,189	112,603
	Intact Financial Corp.	659,738	92,296
	Agnico Eagle Mines Ltd.	243,910	14,203
	Endeavour Mining plc	293,241	7,176
			226,278
China (2.0%)
	Ping An Insurance Group Co. of China Ltd. Class H	3,189,000	20,157
*	XPeng Inc. Class A ADR	296,216	7,290
*	Baidu Inc. Class A	182,950	2,917
			30,364
France (4.0%)
	STMicroelectronics NV	1,016,089	37,542
	Rubis SCA	830,232	22,082
			59,624
Germany (1.8%)
*	Bayer AG (Registered)	333,267	21,952
	Brenntag SE	73,153	5,645
			27,597
India (6.8%)
	Power Grid Corp. of India Ltd.	24,170,822	71,627
	Reliance Industries Ltd.	818,485	29,655
			101,282
Italy (1.4%)
	UniCredit SpA	2,313,397	21,411
Japan (2.0%)
	Mitsubishi UFJ Financial Group Inc.	2,247,800	13,067
	T&D Holdings Inc.	711,540	9,144

		Shares	Market Value ($000)
	Panasonic Holdings Corp.	793,400	7,072
			29,283
South Africa (4.0%)
[1]	Gold Fields Ltd. ADR	4,454,195	59,820
South Korea (0.4%)
*	Coupang Inc. Class A	424,800	5,467
Spain (1.3%)
	Grifols SA	1,142,445	19,134
Sweden (1.1%)
	SKF AB Class B	1,035,246	16,908
Switzerland (2.2%)
	Novartis AG (Registered)	373,666	33,021
United Kingdom (18.4%)
*	Glencore plc	15,621,324	96,253
	Anglo American plc	1,303,992	57,755
[1]	Rio Tinto plc ADR	490,390	34,877
	Unilever plc	488,877	22,728
	Serco Group plc	10,766,538	20,361
	Standard Chartered plc	2,917,552	19,945
*	Babcock International Group plc	4,009,566	15,308
	Centamin plc	6,242,700	7,155
			274,382
United States (31.5%)
	American Electric Power Co. Inc.	712,474	70,613
	Medical Properties Trust Inc.	2,496,769	45,916
	Merck & Co. Inc.	479,478	42,525
*	Enstar Group Ltd.	175,285	41,323
	BWX Technologies Inc.	753,632	39,129
	Archer-Daniels-Midland Co.	433,808	38,852
	Viper Energy Partners LP	1,212,762	34,843
	Schlumberger NV	714,535	27,874
*	Fluor Corp.	1,085,118	26,857
*	Salesforce Inc.	151,031	26,572
*	Livent Corp.	1,174,668	25,091
	Intel Corp.	480,934	20,964
	Fortive Corp.	266,231	15,308
	Mosaic Co.	205,876	12,851
*	Metals Acquisition Corp. Warrants Exp. 7/12/26	330,300	330
			469,048
Total Common Stocks (Cost $1,255,145)			1,464,577

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $65,351)	0.409%	653,614	65,355
Total Investments (102.6%) (Cost $1,320,496)				1,529,932
Other Assets and Liabilities—Net (-2.6%)				(39,421)
Net Assets (100%)				1,490,511
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,871,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $9,505,000, representing 0.6% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $18,386,000 was received for securities on loan, of which $18,381,000 is held in Vanguard Market Liquidity Fund and $5,000 is held in cash.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	731,031	—	—	731,031
Common Stocks—Other	130,560	602,986	—	733,546
Temporary Cash Investments	65,355	—	—	65,355
Total	926,946	602,986	—	1,529,932